Receivables - Text Details (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Receivables [Line Items]
Current tax assets, non-current	€ 36	€ 8
Current receivables	3,672	3,733
Current trade receivables	3,513	3,546
Other current receivables	134	170
Financial assets	(6,992)	(6,465)
Non-current customer finance receivables | Impairments
Receivables [Line Items]
Financial assets	8	8
Total for all associates
Receivables [Line Items]
Other current receivables	25	18
Financial assets individually assessed for credit losses | Impairments
Receivables [Line Items]
Financial assets	239	210
Diagnosis & Treatment
Receivables [Line Items]
Loans and advances to customers	81	102
Current trade receivables	1,687	1,688
Other US
Receivables [Line Items]
Insurance receivables	€ 33	€ 33